SEGMENT INFORMATION - Assets (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total assets	$ 108,691	$ 104,590
Operating segments
Disclosure of operating segments [line items]
Total assets	38,538	36,916
Operating segments | Utilities
Disclosure of operating segments [line items]
Total assets	9,503	8,911
Operating segments | Transport
Disclosure of operating segments [line items]
Total assets	11,377	11,720
Operating segments | Midstream
Disclosure of operating segments [line items]
Total assets	8,818	9,658
Operating segments | Data
Disclosure of operating segments [line items]
Total assets	11,754	9,358
Operating segments | Corporate
Disclosure of operating segments [line items]
Total assets	(2,914)	(2,731)
Material reconciling items | Total for all associates
Disclosure of operating segments [line items]
Total assets	8,843	7,534
Material reconciling items | Non-controlling interests
Disclosure of operating segments [line items]
Total assets	69,451	66,461
Material reconciling items | Working capital adjustment and other
Disclosure of operating segments [line items]
Total assets	$ 9,545	$ 8,747